Deposits (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deposits
Aggregate amounts of $100,000 or more	$ 3,138,684	$ 2,888,043
Aggregate amounts of deposits in the New York Agency	657,851	240,003
Interest expense on deposits made in the New York Agency	$ 5,035	$ 6,277	$ 5,937